SHAREHOLDER RIGHTS PLAN (Details)		12 Months Ended
	May 06, 2019 Vote	Dec. 31, 2021 Vote shares	Dec. 31, 2020 shares	Dec. 31, 2009 $ / shares
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 19.50
Jun Zhu and Incsight Limited
Class of Warrant or Right [Line Items]
Common Stock, Shares, Issued		691,388,585
Common Stock, Shares, Outstanding		691,388,585
Class A Ordinary Shares
Class of Warrant or Right [Line Items]
Common Stock, Shares, Issued		677,781,251	247,090,351
Common Stock, Shares, Outstanding		677,781,251	247,090,351
Votes per share | Vote	1
Class A Ordinary Shares | Jun Zhu and Incsight Limited
Class of Warrant or Right [Line Items]
Common Stock, Shares, Issued		677,781,251
Class B ordinary shares
Class of Warrant or Right [Line Items]
Common Stock, Shares, Issued		13,607,334	12,942,011
Common Stock, Shares, Outstanding		13,607,334	12,942,011
Votes per share | Vote	50	100
Class B ordinary shares | Jun Zhu and Incsight Limited
Class of Warrant or Right [Line Items]
Common Stock, Shares, Outstanding		13,607,334
Minimum
Class of Warrant or Right [Line Items]
Share Purchase Rights Beneficial Ownership Percentage				15.00%